UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21385

Foresight Funds, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

24695 Deer Ridge Ln. Athens, AL               35613
------------------------------------------------------
(Address of principal executive offices)    (Zip code)

Michael M. Bissell 24695 Deer Ridge Ln. Athens, AL 35613
--------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 256-216-8256

Date of fiscal year end: 12/31/04

Date of reporting period: 12/31/04

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.



                              Foresight Value Fund

                       Finance Your Future With Foresight

                             24695 Deer Ridge Lane
                                Athens, AL 35613


                                 ANNUAL REPORT
                               December 31, 2004

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


Dear fellow shareholders:

This is the first annual report to shareholders of the Foresight Value Fund and I would like to thank all of you for supporting the Fund during our first year of operations! As I previously stated in our semi-annual report, short-term performance is not a valid basis for measuring or predicting success in achieving long-term appreciation of capital, the investment objective of the Fund. Nevertheless, I am pleased to report that the Fund's total return since inception was 17.94% as of December 31, 2004, significantly outperforming the 9.06% total return of the S&P 500 Index.

The Fund did not declare any net investment income nor realized capital gain distributions in 2004, since Fund expenses exceeded investment income and realized short-term capital losses exceeded gains. As a result, the only potential tax impact for 2004 would be if you sold any of your shares in the Fund.

The graph and chart on the next page compare the performance of the Fund with the S&P 500 Index, an unmanaged, capitalization-weighted index of the common stocks of 500 major U.S. corporations. The graph compares the growth of a hypothetical $10,000 invested in the Fund and the S&P 500 Index from the Fund's inception date of January 15, 2004 through December 31, 2004. The chart compares total returns from June 30, 2004 through December 31, 2004 (most recent six months) and from the Fund's inception date of January 15, 2004 through December 31, 2004. Both presentations assume that dividends and capital gain distributions are reinvested. The Fund's returns are net of expenses, whereas the S&P 500 Index returns assume no expenses are incurred by investors.



                                        1

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


               Comparison of the Growth of a $10,000 Investment in the
                     Foresight Value Fund and the S&P 500 Index

                                [GRAPH OMITTED]

                      Foresight Value Fund    S&P 500 Index
                      --------------------   --------------

     01/15/04               $10,000             $10,000
     06/30/04               $10,800             $10,174
     12/31/04               $11,794             $10,906



                      Total Returns (Dividends Reinvested)
                        Periods Ending December 31, 2004


                                      Most Recent      Since Inception
                                      Six Months      (January 15, 2004)
                                    ---------------   ------------------

     Foresight Value Fund               9.21%              17.94%

     S&P 500 Index                      7.19%               9.06%


Past performance does not predict future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


                                        2

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


For many of the Fund's holdings, the difference between our estimation of their intrinsic value and the value at which they now trade has narrowed since our purchase, in some cases considerably. Given this and the difficulty in finding new undervalued securities for investment, as a result of the run-up in the market averages over the preceding two years, you should not expect Fund performance in the near-term to match our performance to date. That being said, we do see sectors of the market, and companies within those sectors, which we deem to be undervalued, and we will seek to profit from these and other opportunities as they arise in pursuit of our investment objective of long-term appreciation of capital.

New additions to the portfolio since our June 30 report include Citigroup, Sanderson Farms, H&R Block, Autozone, Aegon, Freeport McMoran Copper & Gold, Goodyear Tire & Rubber, Blockbuster and Dura Automotive Systems. Citigroup is the world's largest money center bank with a powerful global franchise that we believe is not fully appreciated by investors, given the recent stock price. Citigroup also pays a very nice dividend, which makes waiting for the market to recognize the franchise value a bit more palatable! We exchanged our position in Tyson Foods (on which we realized a substantial gain) with Sanderson Farms, a poultry producer, when Sanderson Farms' stock price was pummeled upon missing consensus earnings estimates. In our opinion, this market overreaction provided us with an opportunity to continue our exposure to the undervalued Food Processing industry, but at a wider discount to intrinsic value than was available with Tyson. H&R Block is the leader in tax return preparation, in addition to being active in the mortgage and investment services business lines. Autozone is the largest auto parts retailer in the United States. They have been able to earn an above average return on invested capital, in part, we believe, due to innovative inventory agreements with their suppliers. Aegon NV is one of the largest international life insurance and financial services companies. They are headquartered in the Netherlands with major operations in the U.K., Spain and the United States. The stock pays a substantial dividend and trades near


                                        3

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


book value. Freeport McMoran Copper & Gold owns 90.6% of P.T. Freeport Indonesia, an Indonesian gold, copper and silver exploration and mining company. Earnings and stock prices were negatively impacted last year due to a significant mining accident at a primary site. Although operations have since been restored, we believe the stock price does not fully value the substantial cash flows that the company now generates. The purchases of Goodyear, Blockbuster and Dura Automotive Systems are discussed later in this report.

Positions which have been eliminated from the portfolio include American Real Estate Partners, Liberty Media, IAC/InteractiveCorp, Tyson Foods, Willis Group Holdings, Express Scripts, WPP Group, Verizon Communications, Safeway and HCA. The sale of Tyson was discussed above. American Real Estate Holdings was sold as there were potential negative tax implications if we continued to earn profits from a master limited partnership (these concerns have since been eliminated due to tax code changes that will take effect in 2005). IAC/InteractiveCorp was sold in July at a loss. We were concerned with the increasing competition from other online sites, some of which were operated by the very hotels and airlines that IAC services. Express Scripts was sold over concern for the legal problems it is facing - attorney generals from eighteen states are investigating its business practices. Willis Group was sold to reduce our exposure to the insurance brokerage industry in the wake of the concerns raised in a suit filed against Marsh & McLennan by New York Attorney General Eliot Spitzer. We decided to maintain, and actually increase our position in Brown & Brown, our other insurance brokerage holding, since we consider their percentage of revenues coming from contingent fees, whose legitimacy was questioned by Spitzer, to be low. WPP Group and Verizon Communications were sold for gains, as we believed their prices were approaching fair value. The remaining positions were sold for the purpose of offsetting short-term capital gains with losses. Any short-term capital gains distributed by the Fund to shareholders would have been subject to tax at the higher ordinary income tax rate as compared to the lower rate for qualified dividends and long-term capital gains.


                                        4

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


Some of our top performing investments over the past six months have been Dura Automotive Systems, Goodyear Tire & Rubber, El Paso, Blockbuster and Wellpoint. Dura Automotive Systems is a recent addition to our portfolio. They are market leaders in the design and manufacture of driver control and other automotive systems for automobile and recreational vehicle manufacturers. Although the company carries a high level of debt as a result of past acquisitions, we believe they are well positioned in their market, and over time will generate sufficient free cash flow to reduce their debt load and reward patient investors. Foreseeing a turnaround opportunity, we also recently purchased shares in Goodyear Tire & Rubber. As the world's largest tire manufacturer, we believe Goodyear's restructuring efforts will succeed in improving operations and profitability. We have owned shares in El Paso Corporation since early this year. We believe that their primary pipeline assets are significantly undervalued by the market. Another new addition to our portfolio is Blockbuster, the world leader in movie and video game rentals. We believe Blockbuster's recent stock price appreciation has been in response to the company's announcement of their desire to purchase Hollywood Entertainment, one of their major competitors, and the reporting by investor Carl Icahn of his near ten percent stakes in both Blockbuster and Hollywood Entertainment. Regardless of whether the acquisition of Hollywood Entertainment takes place, we believe the Blockbuster franchise to be undervalued by the market. Anthem, an investment we initiated earlier this year, recently merged with Wellpoint, taking the Wellpoint name, to become the largest health benefits provider in the United States. They have the exclusive right to market their products and services using the Blue Cross and Blue Shield name in thirteen states, which we believe to be a valuable franchise.

On the down side, our holdings in Pfizer, a major pharmaceuticals company, have depreciated in price since our initial purchase. This has given us the opportunity to add to our holdings at what we believe to be very attractive prices. The recent price depreciation, in our opinion, has been in part an overreaction to Merck's withdrawal of Vioxx from the market and the reports of


                                        5

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


potential detrimental side effects associated with Pfizer's Celebrex and Bextra. All three drugs are members of the COX-2 family of painkillers.

We expect the United States economy to continue the growth it experienced this past year, but at a subdued pace, due to increasing short-term interest rates and continued high commodity and energy prices. As to what the stock market will do in the coming year, we can only state with certainty that it will fluctuate! It may go up and down, or down and up, but neither always up or always down! However, as always, we will use the "downs" as potential opportunities to acquire shares of good businesses at attractive prices.

If you have any questions or comments concerning the Fund, our strategies, our portfolio of securities and the financial results presented, or to obtain a current prospectus, please do not hesitate to give us a call at 1-877-FSV-FUND.


Sincerely yours,



/s/ Michael M. Bissell

Michael M. Bissell, CFA
President
Foresight Funds, Inc.


                                       6

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


                     Portfolio Holdings by Industry Sector
              Percent of Total Investments as of December 31, 2004


                       Basic Materials ..........  4.97%
                       Capital Goods ............  0.00%
                       Conglomerates ............  0.00%
                       Consumer Cyclical ........ 15.01%
                       Consumer Non-Cyclical .... 13.20%
                       Energy ...................  6.44%
                       Financial ................ 22.76%
                       Healthcare ...............  7.07%
                       Services ................. 14.79%
                       Technology ...............  2.31%
                       Transportation ...........  4.46%
                       Utilities ................  8.21%
                       Cash Equivalents .........  0.78%



                                        7

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


                                Expense Example

As a shareholder in the Fund, you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from July 1, 2004 through December 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance
(5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%


                                        8

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, which, although they do not apply to our no-load Fund, may apply to other funds. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


	                        Beginning        Ending       Expenses
                                 Account         Account        Paid
                                  Value           Value        During
                                 7/1/2004       12/31/2004     Period*
                                ---------       ----------    --------

Actual	                        $1,000.00	$1,092.07	$6.12

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.42	$6.35


* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


                                        9

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


                             Schedule of Investments
                                December 31, 2004


                                                      SHARES        MARKET VALUE
                                                      ------        ------------
COMMON STOCKS - 97.39%


     APPAREL/ACCESSORIES - 2.69%

     Liz Claiborne, Inc. ............................    600           $  25,326
                                                                       ---------
     AUTO & TRUCK PARTS - 4.61%

     Dura Automotive Systems, Inc. CL A * ...........   4000           $  43,320
                                                                       ---------
     BEVERAGES (ALCOHOLIC) - 4.45%

     Constellation Brands, Inc. CL A * ..............    900           $  41,859
                                                                       ---------
     BUSINESS SERVICES - 4.38%

     Iron Mountain Incorporated* ....................   1350           $  41,161
                                                                       ---------
     COMPUTER SERVICES - 2.26%

     First Data Corporation .........................    500           $  21,270
                                                                       ---------
     ELECTRIC UTILITIES - 3.63%

     Reliant Energy, Inc.* ..........................   2500           $  34,125
                                                                       ---------
     FOOD PROCESSING - 4.60%

     Sanderson Farms, Inc. ..........................   1000           $  43,280
                                                                       ---------
     HEALTHCARE FACILITIES - 2.36%

     OCA, Inc.* .....................................   3500           $  22,225
                                                                       ---------
     INSURANCE (ACCIDENT & HEALTH) - 10.62%

     UnumProvident Corp. .............................  3000           $  53,820
     Wellpoint, Inc.*   .............................    400              46,000
                                                                       ---------
                                                                       $  99,820
                                                                       ---------

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


     INSURANCE (LIFE) - 4.38%

     Aegon NV ADR ** ................................   3000           $  41,130
                                                                       ---------
     INSURANCE (MISCELLANEOUS) - 3.24%

     Brown & Brown, Inc. ............................    700           $  30,485
                                                                       ---------
     MAJOR DRUGS - 4.58%

     Pfizer Inc. ....................................   1600           $  43,024
                                                                       ---------
     METAL MINING - 4.88%

     Freeport McMoran Copper & Gold CL B ............   1200           $  45,876
                                                                       ---------
     MONEY CENTER BANKS - 4.10%

     Citigroup, Inc. ................................    800           $  38,544
                                                                       ---------
     NATURAL GAS UTILITIES - 4.43%

     El Paso Corporation ............................   4000           $  41,600
                                                                       ---------
     OIL & GAS OPERATIONS - 3.22%

     Whiting Petroleum Corporation * ................   1000           $  30,250
                                                                       ---------
     OIL WELL SERVICES & EQUIPMENT - 3.10%

     Seitel, Inc.* ..................................  23704           $  29,156
                                                                       ---------
     PERSONAL SERVICES - 3.13%

     H & R Block, Inc. ..............................    600           $  29,400
                                                                       ---------
     PHOTOGRAPHY - 2.75%

     Eastman Kodak Company ..........................    800           $  25,800
                                                                       ---------
     RECREATIONAL ACTIVITIES - 4.06%

     Blockbuster, Inc. CL A .........................   4000           $  38,160
                                                                       ---------


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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


     RETAIL (APPAREL) - 2.47%

     The Gap, Inc. ..................................   1100           $  23,232
                                                                       ---------
     RETAIL (SPECIALTY) - 4.86%

     Autozone, Inc.* ................................    500           $  45,655
                                                                       ---------
     TIRES - 4.68%

     Goodyear Tire & Rubber Company * ...............   3000           $  43,980
                                                                       ---------
     TOBACCO - 3.90%

     Altria Group, Inc. .............................    600           $  36,660
                                                                       ---------
     TOTAL COMMON STOCKS (COST $770,820) ............................. $ 915,338
                                                                       ---------

CASH EQUIVALENTS - 0.76%

     MONEY MARKET FUNDS

     Prime Obligation Fund ISS (1.71% Yield) ......... 7,177           $   7,177
                                                                       ---------
     TOTAL CASH EQUIVALENTS (COST $7,177) ............................ $   7,177
                                                                       ---------

TOTAL INVESTMENTS (COST $777,997) - 98.15% ........................... $ 922,515
                                                                       ---------

CASH AND OTHER ASSETS NET OF LIABILITIES - 1.85% ....................  $  17,374
                                                                       ---------

NET ASSETS - 100.00% ................................................. $ 939,889
                                                                       =========

*  Non-income producing security
** Aegon NV is a Dutch company - their American Depository Receipts (ADRs) trade on the NYSE


The accompanying notes are an integral part of the financial statements.




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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


                      Statement of Assets and Liabilities
                               December 31, 2004

ASSETS

     Investments, at Market Value (Cost - $777,997) ................. $ 922,515
     Cash ...........................................................     8,918
     Dividends Receivable ...........................................       740
     Capital Stock Sold Receivable ..................................    10,000
     Receivable Due from Adviser ....................................       499
     Other Assets ...................................................       800
                                                                      ---------
     Total Assets ................................................... $ 943,472
                                                                      ---------
LIABILITIES

     Accrued Investment Advisory Fee ................................ $     762
     Other Payables and Accrued Expenses ............................     2,821
                                                                      ---------
     Total Liabilities .............................................. $   3,583
                                                                      ---------

NET ASSETS

     Capital (Par value and paid in surplus) ........................ $ 798,108
     Accumulated Realized (Loss) on Investments .....................    (2,738)
     Net Unrealized Appreciation on Investments .....................   144,519
                                                                      ---------
     Net Assets ..................................................... $ 939,889
                                                                      =========
     Shares of Beneficial Interest Outstanding ......................    79,692
                                                                      ---------
     Net Asset Value Per Share ...................................... $   11.79
                                                                      =========

The accompanying notes are an integral part of the financial statements.


                                       13

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                              Foresight Value Fund
                                  Annual Report
                               December 31, 2004


                             Statement of Operations
                   January 15, 2004* through December 31, 2004



INVESTMENT INCOME

     INCOME

     Dividends ...................................................... $   7,096
     Interest .......................................................       642
                                                                      ---------
     Total Income ................................................... $   7,738
                                                                      ---------
     EXPENSES

     Investment Advisory Fees (Note 3)............................... $   6,623
     Custodian Fees and Expenses ....................................     4,524
     Audit and Accounting Fees ......................................     2,500
     Other Fees and Expenses ........................................     2,784
                                                                      ---------
     Total Expenses ................................................. $  16,431
     Less Expenses Reimbursed by Adviser (Note 3)....................    (7,805)
                                                                      ---------
     Net Expenses ................................................... $   8,625
                                                                      ---------
     Net Investment Income/(Loss) ................................... $    (887)
                                                                      ---------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

     Realized Gain/(Loss) on Investments ............................ $  (2,738)
     Unrealized Appreciation on Investments .........................   144,519
                                                                      ---------
     Net Realized and Unrealized Gain/(Loss) on Investments ......... $ 141,781
                                                                      ---------
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ............... $ 140,894
                                                                      =========

* Commencement of operations

The accompanying notes are an integral part of the financial statements.


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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


                       Statement of Changes in Net Assets
                   January 15, 2004* through December 31, 2004



CHANGE IN NET ASSETS

     FROM OPERATIONS

     Net Investment Income/(Loss) ................................... $    (887)
     Net Realized Gain/(Loss) on Investments ........................    (2,738)
     Net Increase in Unrealized Appreciation on Investments .........   144,519
                                                                      ---------
     Net Increase/(Decrease) in Net Assets from Operations .......... $ 140,894
                                                                      ---------
     FROM DISTRIBUTIONS TO SHAREHOLDERS

     Net Investment Income .......................................... $       0
     Net Realized Gains .............................................         0
                                                                      ---------
     Net Increase/(Decrease) in Net Assets from Distributions ....... $       0
                                                                      ---------
     FROM CAPITAL SHARE TRANSACTIONS

     Proceeds from Sale of Shares ................................... $ 349,000
     Shares Issued in Reinvestment of Dividends .....................         0
     Cost of Shares Redeemed ........................................         0
                                                                      ---------
     Net Increase/(Decrease) in Net Assets from Share Transactions .. $ 349,000
                                                                      ---------

NET ASSETS

     Total Increase/(Decrease) in Net Assets ........................ $ 489,894
     Net Assets at Beginning of Period ..............................   449,995
                                                                      ---------
     Net Assets at End of Period .................................... $ 939,889
                                                                      =========


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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004

SHARES TRANSACTIONS

     Issued .........................................................    34,692
     Reinvested .....................................................         0
     Redeemed .......................................................         0
                                                                      ---------
     Net Increase/(Decrease) in Shares ..............................    34,692
     Shares Outstanding at Beginning of Period ......................    45,000
                                                                      ---------
Shares Outstanding at End of Period .................................    79,692
                                                                      =========

* Commencement of operations

The accompanying notes are an integral part of the financial statements.


                                       16

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                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


                              Financial Highlights
                   January 15, 2004* through December 31, 2004


OPERATING PERFORMANCE (Per Share Outstanding Throughout Period)

     Net Asset Value at Beginning of Period ........................... $ 10.00
                                                                        -------
     INCOME FROM INVESTMENT OPERATIONS

     Net Investment Income/(Loss) ..................................... $ (0.01)
     Net Realized and Unrealized Gain/(Loss) on Investments ...........    1.80
                                                                        -------
     Total from Investment Operations ................................. $  1.79
                                                                        -------
     LESS DISTRIBUTIONS TO SHAREHOLDERS

     From Net Investment Income ....................................... $  0.00
     From Net Realized Gain ...........................................    0.00
                                                                        -------
     Total Distributions to Shareholders .............................. $  0.00
                                                                        -------

     Net Asset Value at End of Period ................................. $ 11.79
                                                                        =======

     Total Return ** ..................................................   17.94%

RATIOS AND SUPPLEMENTAL DATA

     Net Assets at End of Period (Thousands) .......................... $   940

     RATIOS TO AVERAGE NET ASSETS

     Expenses .........................................................   1.25%
     Net Investment Income/(Loss) .....................................  (0.13%)
     Portfolio Turnover Rate ..........................................   56.0%


*    The Fund commenced operations on January 15, 2004
**   Not annualized



The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004

                         Notes to Financial Statements
                               December 31, 2004

1. ORGANIZATION

Foresight Funds Inc. (the "Company"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Company's Articles of Incorporation permit the Board of Directors of the Company (the "Board") to issue 100,000,000 shares of common stock at $.0001 par value per share. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with respect to such series. A single series of shares comprising the Foresight Value Fund
(the "Fund"), has been authorized. The Fund's investment objective is to provide long-term capital appreciation by primarily investing in equities. Foresight Asset Management, LLC (the "Adviser") serves as investment adviser to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Readily marketable securities listed on the New York Stock Exchange are valued at their last sales price of the day for which the value is being determined. If there has been no sale of a security on such day, the security is valued at the mean of the closing bid and asked prices. Readily marketable securities listed on other national securities exchanges are valued in a similar manner. If market quotations are not readily available for an asset, the Fund's Board will value such assets at a fair value determined in good faith.

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

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Accounting for Investments - Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis. Interest income is recorded on an accrual basis or monthly as paid.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

The Fund retains Foresight Asset Management, LLC as its investment adviser. The Adviser provides the Fund with investment advice and transfer agent, accounting and administrative services.

Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser receives an annualized management fee equal to 1% of the Fund's average daily net asset value, computed daily. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Agreement,the Adviser is obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the management fee) in any year exceed the sum of 1.25% of the average daily net asset values of the Fund during such year. The expenses incurred by the Fund

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2004


exceeded the percentage limitation during the period from January 15, 2004 through December 31, 2004 and the Adviser reimbursed the Fund $7,805.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the 1940 Act. As of December 31, 2004, Michael M. Bissell and Hilda M. Bissell, joint tenants in common, held 62.84% of the outstanding Fund shares and Michael M. Bissell, as custodian for his daughters, held an additional 20.38% of the outstanding Fund shares.

No remuneration was paid to Fund officers or directors during the period from January 15, 2004 through December 31, 2004.

4.  INVESTMENTS

For the period from January 15, 2004 through December 31, 2004, purchases and sales of investment securities, other than short-term investments, aggregated $1,102,809 and $330,125, respectively. The gross unrealized appreciation for all securities totaled $156,269 and the gross unrealized depreciation for all securities totaled ($11,750) for a net unrealized appreciation of $144,519. The aggregate cost of securities for federal income tax purposes as of December 31, 2004 was $777,997.

5.  DISTRIBUTION TO SHAREHOLDERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on federal income tax regulations. During the year ended December 31, 2004 permanent differences due to a net investment loss not deductible for tax purposes resulted in a net increase in accumulated net investment income of

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


$887 and a corresponding net decrease in paid in surplus of ($887). These reclassifications had no impact on net assets or net asset value per share. As of December 31, 2004, no distributions have been made.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


                      (This page intentionally left blank)

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Foresight Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Foresight Value Fund (hereafter referred to as the "Fund") at December 31, 2004, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Marmann, McCrary & Associates, P.C.
Sheffield, Alabama
February 28, 2005

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004

                     FORESIGHT FUND'S OFFICERS AND DIRECTORS

The Statement of Additional Information (SAI) includes additional information about Fund directors and is available, free of charge, by calling our toll-free number 1-877-FSV-FUND (378-3863) to request a copy.


Name, Address and Age
---------------------
Position(s) Held
----------------
Term of Office and Length of Time Served
----------------------------------------
Principal Occupation(s) During Past Five Years
----------------------------------------------

Michael M. Bissell, 24695 Deer Ridge Ln. Athens, AL 35613, Age 52
Chairman of the Board of Directors, President and Treasurer
Indefinite term; Since Fund's inception
Chairman, President and Treasurer of Foresight Funds, Inc.
President of Foresight Asset Management, LLC
Engineering Supervisor, Bechtel Power

Hilda M. Bissell, 24695 Deer Ridge Ln. Athens, AL 35613, Age 49
Secretary
Indefinite term; Since Fund's inception
Secretary of Foresight Funds, Inc., Family Practice Physician

Herbert R. Leita, 4166 Triangle Cr., Kingsport, TN 37664, Age 53
Independent Director
Indefinite term; Since Fund's inception
Project Engineer, Bechtel, Inc.

Rebecca L. Leita, 4166 Triangle Cr., Kingsport, TN 37664, Age 51
Independent Director
Indefinite term; Since Fund's inception
Owner, All Occasion Gift Basket and Flowers

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004


QUARTERLY PORTFOLIO HOLDINGS REPORT

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICY

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling the Fund at 1-877-FSV-FUND (378-3863) or on the SEC's website at http://www.sec.gov.

                              Foresight Value Fund
                                 Annual Report
                               December 31, 2004

DIRECTORS AND PRINCIPAL OFFICERS

Michael M. Bissell, Chairman, President, and Treasurer
Hilda M. Bissell, Secretary
Herbert R. Leita, Director
Rebecca L. Leita, Director

INVESTMENT ADVISOR

FOresight Asset Management, LLC
24695 Deer Ridge Ln.
Athens, AL 35613

INDEPENDENT ACCOUNTANTS

Marmann, McCrary & Associates, P.C.
900 E. 2nd St.
Sheffield, AL 35660

CUSTODIAN

Mission Management & Trust Co.
3567 E. Sunrise Drive, Ste. 235
Tucson, AZ 85718



This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, no substantive amendments were approved or waivers were granted to the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has determined that Michael M. Bissell, the registrant's principle executive officer and principle financial officer, who is a Chartered Financial Analyst (CFA) Charter holder, is the audit committee's sole financial expert. Michael M. Bissell is not "independent".

Item 4. Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the Fund during its first fiscal year for professional services rendered by the registrant's independent auditor were as follows:

                             December 31, 2004
                             -----------------
Audit Fees*                         $0
Audit-Related Fees                  $0
Tax Fees                            $0
Other Fees                          $0

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the auditor in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance and tax advice.

* Foresight Funds, Inc. was billed $1900 for an audit of its "Statement of Net Assets" filed with pre-effective ammendment No. 3 to its registration statement. This fee was paid by Foresight Asset Management, LLC, the Fund's adviser.

(e)(1) The audit committee pre-approves all audit and non-audit services provided to the registrant by the independent auditor.

(e)(2)  No services included in (b)-(d) were approved pursuant to paragraph
        (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)-(h) Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 10. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form
     N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed herewith.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b)  Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
     Section 906 of the Sarbanes - Oxley Act of 2002 is filed herewith.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  2/28/05


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  2/28/05


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, Treasurer

Date:  2/28/05